MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Defined contribution plan expenses	$ 16.4	$ 10.0	$ 5.7
Aggregate balance of statutory common reserves	171.7	$ 171.7	$ 149.5
Restrictions of statutory reserves	$ 3,193.9